Fair Value of Measurements	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurement, provides a framework for measuring fair value, and requires additional disclosures about fair value measurements. In accordance with ASC 820, the Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Asset Valuation Techniques - Maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.

Berkshire Fund - A separately managed account that is a unitized stock fund that operates similarly to a mutual fund, in that it is composed of stock, and a money market mutual fund. The inclusion of this money market mutual fund provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (NAV), which is the value of the underlying common stock and the money market mutual fund held by the stock fund. The market value of the stock portion of the Berkshire Fund is based on the closing market price of the Berkshire Common Stock on the New York Stock Exchange multiplied by the number of shares held in the fund. The individual assets of a stock fund are considered separately as individual investments for accounting, auditing, and financial statement reporting purposes.

Mutual funds – Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective trust funds – Valued at the NAV of units of a collective trust. The NAV as provided by the trustee is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the Plan in order to ensure that securities liquidation will be carried out in an orderly business manner.

The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025.

	Fair Value Measurements as of December 31, 2025, Using
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Berkshire Fund:
Common stock	$55,038,164	$—	$—	$55,038,164
Money market fund	2,269,633	—	—	2,269,633
Total Berkshire Fund	57,307,797	—	—	57,307,797
Mutual funds	406,756,794	—	—	406,756,794
Total	$464,064,591	$—	$—	$464,064,591
Investments measured at NAV:
Collective trust funds				677,085,896
Total investments				$1,141,150,487

The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2024.

	Fair Value Measurements as of December 31, 2024, Using
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Berkshire Fund:
Common stock	$51,687,972	$—	$—	$51,687,972
Money market fund	2,238,600	—	—	2,238,600
Total Berkshire Fund	53,926,572	—	—	53,926,572
Mutual funds	355,157,312	—	—	355,157,312
Total	$409,083,884	$—	$—	$409,083,884
Investments measured at NAV:
Collective trust funds				612,982,020
Total investments				$1,022,065,904

The valuation methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables for December 31, 2025 and 2024, set forth a summary of the Plan investments with a reported NAV.

	Fair Value	Redemption Frequency	Redemption Notice Period
2025
Collective trust funds	$677,085,896	Immediate	None
2024
Collective trust funds	$612,982,020	Immediate	None

There are no unfunded commitments, in addition, there are no other redemption restrictions related to the Plan’s holding of the various collective trust funds.